Investments (Details 40) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Mortgage loans, net [Member]
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	$ 471	$ 504
Carrying value	173	195
Fixed maturity securities [Member]
Purchased credit impaired investments, by invested asset class, held:
Outstanding principal and interest balance	4,547	1,548
Carrying value	$ 3,130	$ 1,050